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                                                         SEC FILE NOS. 033-02610
                                                                       811-04550

                               THE MAINSTAY FUNDS

                            MAINSTAY MAP EQUITY FUND

                         SUPPLEMENT DATED JUNE 10, 2002
                                     TO THE
           MAP EQUITY FUND CLASS I SHARES PROSPECTUS DATED MAY 1, 2002
                                     AND THE
                         MAP EQUITY FUND CLASS I SHARES
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

This Supplement updates certain information contained in the above-referenced Prospectus (the "Prospectus") and Statement of Additional Information (the "SAI") of The MainStay Funds (the "Trust") regarding the MainStay MAP Equity Fund. You may obtain copies of the Prospectus or the SAI, free of charge, by writing to the Trust at 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The Board of Trustees of the Trust has unanimously voted to change the name of the MainStay MAP Equity Fund to the "MainStay MAP Fund," effective June 10, 2002.

All references to the "MainStay MAP Equity Fund" in the Prospectus and SAI shall be deemed to refer to the "MainStay MAP Fund."